UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  U.S. Mortgage Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, U.S. Mortgage Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


U.S. Mortgage Portfolio of Managed Account Series


Schedule of Investments as of January 31, 2006
                                                               Face           Interest     Original Maturity
Issue                                                         Amount            Rate            Date(s)                 Value
U.S. Government Agency Mortgage-Backed Obligations* - 93.7%

Fannie Mae Guaranteed Pass-Through Certificates            $  6,708,249       4.50 %    7/01/2020 - 3/15/2021(a)    $   6,513,016
                                                              3,789,844       4.50             10/01/2035               3,554,971
                                                              7,199,119       5.00       7/01/2020 - 12/01/2020         7,110,693
                                                              5,293,164       5.00       12/01/2035 - 1/01/2036         5,115,743
                                                              2,327,852       5.50      11/01/2019 - 11/01/2020         2,342,102
                                                             10,831,000       5.50     12/01/2035 - 2/15/2036 (a)      10,713,311
                                                                844,782       6.00             1/01/2016                  863,501
                                                              3,574,458       6.00       8/01/2034 - 11/01/2034         3,611,528

Fannie Mae Trust Series 2003-65 Class NF                      2,315,451       4.88           9/25/2031 (b)              2,322,566

Freddie Mac Mortgage Participation Certificates               7,279,000       5.00     2/15/2036 - 3/15/2036 (a)        7,022,758
                                                             11,013,000       5.50     2/15/2036 - 3/15/2036 (a)       10,896,934
                                                              2,000,000       6.00           2/15/2036 (a)              2,020,000

Freddie Mac Multiclass Certificates Series 2411 Class FJ         65,239       4.92           12/15/2029 (b)                65,350

Ginnie Mae MBS Certificates                                   2,867,000       5.00           2/15/2036 (a)              2,822,203
                                                              2,634,075       6.00             11/15/2034               2,700,829
                                                              2,379,839       6.50       1/15/2032 - 6/15/2035          2,490,610

Total U.S. Government Agency Mortgage-Backed Obligations (Cost - $70,286,022) - 93.7%                                  70,166,115


                                 Face
                               Amount    Issue
Asset-Backed Securities* - 26.8%

                          $   238,345    ACE Securities Corp. Series 2005-HE1 Class A2A, 4.65% due 2/25/2035 (b)          238,381
                              800,000    ACE Securities Corp. Series 2005-HE6 Class A2B, 4.73% due 10/25/2035 (b)         799,973
                              355,000    American Express Credit Account Master Trust Series 2002-3 Class A,
                                         4.68% due 12/15/2009 (b)                                                         355,477
                              650,000    Capital Auto Receivables Asset Trust Series 2005-1 Class A3,
                                         4.63% due 4/15/2008 (b)                                                          650,260
                              355,000    Capital One Master Trust Series 1999-3 Class A, 4.82% due 9/15/2009 (b)          355,424
                              390,000    Capital One Master Trust Series 2001-1 Class A, 4.77% due 12/15/2010 (b)         391,520
                              176,461    Carrington Mortgage Loan Trust Series 2005-NC3 Class A1A,
                                         4.61% due 6/25/2035 (b)                                                          176,455
                            1,092,385    Centex Home Equity Series 2004-D Class AV2, 4.87% due 9/25/2034 (b)            1,094,215
                               75,000    Citibank Credit Card Master Trust I Series 1997-4 Class B,
                                         4.77% due 3/10/2011 (b)                                                           75,353
                              156,136    Citigroup Mortgage Loan Trust, Inc. Series 2005-HE1 Class A3A,
                                         4.62% due 5/25/2035 (b)                                                          156,159
                              900,000    Citigroup Mortgage Loan Trust, Inc. Series 2005-Opt1 Class A1B,
                                         4.74% due 2/25/2035 (b)                                                          900,821
                              576,963    Collegiate Funding Services Education Loan Trust I Series 2005-A Class A1,
                                         4.539% due 9/29/2014 (b)                                                         576,427
                              509,761    Countrywide Asset-Backed Certificates Series 2004-6 Class 2A4,
                                         4.98% due 11/25/2034 (b)                                                         511,050
                              325,000    Discover Card Master Trust I Series 2003-4 Class A1,
                                         4.68% due 5/15/2011 (b)                                                          325,934
                              350,000    Discover Card Master Trust I Series 2004-1 Class A, 4.60% due 4/16/2010 (b)      350,230
                              743,909    Encore Credit Receivables Trust Series 2005-3 Class 2A1,
                                         4.65% due 10/25/2035 (b)                                                         744,032
                              351,743    First NLC Trust Series 2005-2 Class AV1, 4.64% due 9/25/2035 (b)                 351,750
                              250,000    Ford Credit Auto Owner Trust Series 2003-A Class B2,
                                         4.98% due 8/15/2007 (b)                                                          250,388
                              750,000    Ford Credit Floorplan Master Owner Trust Series 2004-1 Class A,
                                         4.61% due 7/15/2009 (b)                                                          749,219
                              550,000    GE Commercial Equipment Financing LLC Series 2004-1 Class A3,
                                         4.59% due 10/20/2008 (b)                                                         550,019

Asset-Backed Securities* - 26.7%

                              500,000    GE Dealer Floorplan Master Note Trust Series 2005-1 Class A,
                                         4.61% due 4/20/2010 (b)                                                          500,159
                              500,000    Gracechurch Card Funding Plc Series 6 Class A, 4.60% due 2/17/2009 (b)           500,132
                              489,752    Irwin Home Equity Series 2005-C Class 1A1, 4.79% due 4/25/2030 (b)               489,736
                              708,943    Long Beach Mortgage Loan Trust Series 2005-WL2 Class 3A2,
                                         4.64% due 8/25/2035 (b)                                                          709,059
                              921,505    MASTR Asset Backed Securities Trust Series 2004-HE1 Class A3,
                                         4.89% due 9/25/2034 (b)                                                          922,209
                              600,000    Metris Master Trust Series 2004-1 Class A, 4.85% due 4/20/2011 (b)               601,262
                              600,000    Morgan Stanley ABS Capital I Series 2005-NC1 Class A2B,
                                         4.74% due 1/25/2035 (b)                                                          600,466
                              402,568    Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A3A,
                                         4.61% due 3/25/2035 (b)                                                          402,616
                              811,190    New Century Home Equity Loan Trust Series 2004-3 Class A5,
                                         4.88% due 11/25/2034 (b)                                                         811,727
                              329,893    New Century Home Equity Loan Trust Series 2005-4 Class A2A,
                                         4.64% due 9/25/2035 (b)                                                          329,921
                               47,727    Nissan Auto Lease Trust Series 2003-A Class A3A, 4.71% due 6/15/2009 (b)          47,750
                              120,136    Park Place Securities, Inc. Series 2005-WCW1 Class A3A,
                                         4.62% due 9/25/2035 (b)                                                          120,132
                              315,340    Residential Asset Mortgage Products, Inc. Series 2004-RS12 Class AII1,
                                         4.66% due 6/25/2027 (b)                                                          315,415
                              246,734    Residential Asset Securities Corp. Series 2004-KS7 Class A2B2,
                                         4.80% due 5/25/2033 (b)                                                          247,068
                            1,025,000    Residential Asset Securities Corp. Series 2004-KS12 Class AI2,
                                         4.76% due 1/25/2035 (b)                                                        1,026,437
                              264,663    SLM Student Loan Trust Series 2004-5 Class A2, 4.653% due 4/25/2014 (b)          264,803
                              166,035    Structured Asset Investment Loan Trust Series 2003-BC10 Class 3A5,
                                         5.01% due 10/25/2033 (b)                                                         166,161
                              783,993    Structured Asset Investment Loan Trust Series 2005-10 Class A3,
                                         4.62% due 12/25/2035 (b)                                                         784,030
                              871,152    Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                         4.87% due 2/25/2032 (b)                                                          873,445
                              750,000    World Financial Network Credit Card Master Trust Series 2004-B Class A,
                                         4.67% due 7/15/2010 (b)                                                          750,088

Total Asset-Backet Securities (Cost - $20,055,283) - 26.8%                                                             20,065,703


Non-Government Agency Mortgage-Backed Securities* - 15.3%

Collateralized Mortgage       327,965    Banc of America Mortgage Securities Series 2003-3 Class 2A1,
Obligations - 11.7%                      5.08% due 5/25/2018 (b)                                                          329,461
                              536,463    Banc of America Mortgage Securities Series 2003-10 Class 1A6,
                                         4.98% due 1/25/2034 (b)                                                          537,604
                              393,988    Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J2
                                         Class A2, 5.03% due 3/25/2034 (b)                                                394,783
                            2,127,644    Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-21
                                         Class 2A2, 5.50% due 10/25/2035                                                2,105,789
                              366,316    First Horizon Mortgage Pass-Through Trust Series 2003-4 Class 2A2,
                                         4.98% due 6/25/2018 (b)                                                          367,866
                            2,864,218    JPMorgan Mortgage Trust Series 2005-A6 Class 7A1,
                                         4.995% due 8/25/2035 (b)                                                       2,826,810
                              357,716    Opteum Mortgage Acceptance Corp. Series 2005-1 Class A2,
                                         4.67% due 2/25/2035 (b)                                                          357,655
                              860,627    Opteum Mortgage Acceptance Corp. Series 2005-4 Class 1A1A,
                                         4.70% due 11/25/2035 (b)                                                         860,784
                              936,329    Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                         4.88% due 8/25/2035 (b)                                                          937,461
                                                                                                                    -------------
                                                                                                                        8,718,213

Commercial Mortgage-        2,250,000    Greenwich Capital Commercial Funding Corp. Series 2005-FL3A Class A2,
Backed-Securities - 3.6%                 4.77% due 10/05/2020 (b)(d)                                                    2,250,000
                              470,011    Morgan Stanley Capital I Series 2005-XLF Class A1,
                                         4.68% due 8/15/2019 (b)(d)                                                       470,011
                                                                                                                    -------------
                                                                                                                        2,720,011

Total Non-Government Agency Mortgage-Backed Securities (Cost - $11,477,282) - 15.3%                                    11,438,224


Short-Term Securities - 8.1%

Commercial Paper***         3,500,000    Goldman Sachs Group, Inc., 4.48% due 2/06/2006                                 3,497,822
                            1,400,000    Rabobank USA Financial Corp., 4.48% due 2/06/2006                              1,399,129
                            1,100,000    UBS Finance (Delaware) Inc., 4.40% due 2/01/2006                               1,100,000
                                                                                                                    -------------
                                                                                                                        5,996,951


                           Beneficial
                             Interest
                          $    77,673    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)                       77,673

Total Short-Term Securities  (Cost - $6,074,624) - 8.1%                                                                 6,074,624

Total Investments (Cost - $107,893,211**) - 143.9%                                                                    107,744,666
Liabilities in Excess of Other Assets - (43.9%)                                                                      (32,850,778)
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $  74,893,888
                                                                                                                    =============


  * Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns.
    As a result of prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.

 ** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    107,893,211
                                                   ================
    Gross unrealized appreciation                  $        172,124
    Gross unrealized depreciation                         (320,669)
                                                   ----------------
    Net unrealized depreciation                    $      (148,545)
                                                   ================


*** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase.

(a) Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(b) Floating rate note.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                   $  77,673        $  102,205


(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


U.S. Mortgage Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  March 20, 2006